Income and Expenses - Summary of Cost of Sales and Services (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Analysis of income and expense [abstract]
Cost of computers, mobile handsets and broadband data modems (Note 18)	₱ 9,775	₱ 8,286	₱ 8,275
Cost of services (Note 18)	3,488	3,492	2,991
Cost of point-product-sales (Note 18)	1,254	1,563	1,029
Total cost of sales and services	₱ 14,517	₱ 13,341	₱ 12,295